Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2011
Movements in Allowances for Doubtful Accounts

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,942	$7,609	$7,821
Allowance/(recovery) made during the year	3,667	212	(34)

Balance at end of year	$7,609	$7,821	$7,787